REGIONS MORGAN KEEGAN SELECT FUNDS

            REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
              REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND


                    SUPPLEMENT DATED JANUARY 30, 2006 TO THE
                      PROSPECTUS DATED JANUARY 1, 2006 AND
            STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS DATED JANURY 1, 2006 AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2006 FOR REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

      Effective as of April 1, 2006, the name of Regions Morgan Keegan Select LEADER Money Market Fund ("Money Market Fund") will change to Regions Morgan Keegan Select Money Market Fund.

      Effective as of April 1, 2006, the name of Regions Morgan Keegan Select LEADER Growth & Income Fund ("Growth & Income Fund") will change to Regions Morgan Keegan Select Core Equity Fund. In connection with the name change, Growth & Income Fund will revise its principal investment strategies to include a statement that "[u]nder normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities."

      At the January 23, 2006 meeting of the Board of Trustees of Regions Morgan Keegan Select Funds, the Board approved the changes described below to the non-fundamental investment policies of Growth & Income Fund and Money Market Fund (each, a "Fund" and together, the "Funds"). These changes are effective as of April 1, 2006.

      The following non-fundamental investment policies are deleted and will not apply after April 1, 2006 for the Funds as noted below:

     o The Fund will not invest in companies and/or make investments for the purpose of exercising control or management. (Growth & Income Fund and Money Market Fund)

     o The Fund will not purchase any security (other than a U.S. Government Security and, for the Money Market Fund, repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. For the Money Market Fund, this restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (Growth & Income Fund and Money Market Fund)

     o The Fund will not acquire more than 10% of the total value of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer. For the Money Market Fund, this restriction does not apply to U.S. Government Securities. (Growth & Income Fund and Money Market Fund)

     o The Fund will not invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations. (Growth & Income Fund)


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     o   The  Fund  will  not  invest  in the  securities  of  other  investment companies,  except  by  purchases  in the open  market  involving  only
         customary  brokers'   commissions  or  in  connection  with  a  merger,
         consolidation or similar transaction. (Under the Investment Company Act of 1940, as amended, the Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities;
         (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or
         (c) own more than 3% of the outstanding voting stock of any one investment company.) (Growth & Income Fund)

     o The Fund will not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) (I.E., the Fund may borrow money as a temporary measure for extraordinary or emergency purposes). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.) (Growth & Income Fund)

     o The Fund will not pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost). (Money Market Fund)

     o The Fund will not purchase or retain securities of an issuer if Officers and Trustees of the Company and Officers and Directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities. (Growth & Income Fund)

     o The Fund will not participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Adviser or its affiliates or accounts under their management to reduce brokerage commissions or acquisition costs, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.) (Growth & Income Fund and Money Market Fund)

     o The Fund will not write or purchase puts, calls or combinations of both except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and
         (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts. (Growth & Income Fund and Money Market Fund)

     o Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above (I.E., the Fund may make short sales where, by virtue of ownership of securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold), the Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction
         (10) above (I.E., the Fund may not write or purchase puts, calls or combinations of both except as set forth in the immediately preceding bullet point) which allows the Fund to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, the Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year. (Growth & Income
         Fund)

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      The  following  non-fundamental  investment  policies  for the  Funds  are revised to state as follows:

--------------------------------------------------------------------------------
     Current Non-Fundamental Policy           Revised Non-Fundamental Policy
--------------------------------------------------------------------------------
                              GROWTH & INCOME FUND
--------------------------------------------------------------------------------
The Fund will not purchase any illiquid    The Fund will not purchase
security if, as a result, more than 15%    securities for which there is no
of the Fund's net assets (based on         readily available market, or enter
current value) would then be invested      in to repurchase agreements or
in such securities; provided, however,     purchase time deposits maturing in
that no more than 10% of the Fund's        more than seven days, if immediately
total assets may be invested in the        after and as a result, the value of
aggregate in (a) restricted securities,    such securities would exceed, in the
(b) securities of companies that  (with    aggregate, 15% of the Fund's net
predecessor companies) have a record of    assets.
less than three years of continuous
operations and (c) securities that are
not readily marketable.
--------------------------------------------------------------------------------
                                MONEY MARKET FUND
--------------------------------------------------------------------------------
The Fund will not purchase any security    The Fund will not purchase securities
restricted as to disposition under         for which there is no readily
federal securities laws if, as a result,   available market, or enter in to
more than 10% of the Fund's net assets     repurchase agreements or purchase
would be invested in such securities       time deposits maturing in more than
or in other securities that are            seven days, if immediately after and
illiquid.                                  as a result, the value of such
                                           securities would exceed, in the
                                           aggregate, 10% of the Fund's net
                                           assets.
----------------------------------------  --------------------------------------

      The following non-fundamental investment policy is added for both the Growth & Income Fund and Money Market Fund:

     o In addition to those already listed in the Fund's fundamental concentration restriction, in applying the restriction: (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and
         (b) asset-backed securities will be classified according to the underlying assets securing such securities.



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